Revenues and other income - Schedule of Revenues and Other Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 10	€ 50	€ 68
Research tax credit	2,490	1,927	2,437
Subsidies	126	526	20
Other	21	10	17
Other income	2,637	2,462	2,473
Total revenues and other income	2,647	2,512	2,541
Services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	5	50	40
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues	€ 5	€ 0	€ 28